Property, Plant and Equipment (Impairment Loss and Recovery) (Details) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit	$ 7,137.4	$ 4,395.9
(Impairment) Reversal of Impairment Loss	2,514.4	3,557.8
(Impairment) Reversal of Impairment Loss, Net of Tax	1,883.7	2,652.4
Southeast Saskatchewan asset disposition | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit	$ 2,941.0	$ 2,500.0
Discount rate used in current estimate of value in use	15.00%	15.00%
(Impairment) Reversal of Impairment Loss	$ 917.7	$ 1,726.1
(Impairment) Reversal of Impairment Loss, Net of Tax	688.1	1,286.7
Southwest Saskatchewan | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit	$ 1,422.6	$ 940.9
Discount rate used in current estimate of value in use	15.00%	15.00%
(Impairment) Reversal of Impairment Loss	$ 604.1	$ 866.7
(Impairment) Reversal of Impairment Loss, Net of Tax	453.0	646.1
Southern Alberta | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit	$ 1,911.9	$ 489.2
Discount rate used in current estimate of value in use	15.00%	15.00%
(Impairment) Reversal of Impairment Loss	$ 555.6	$ 415.3
(Impairment) Reversal of Impairment Loss, Net of Tax	416.6	309.6
Northern U.S. | U.S.
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit	$ 861.9	$ 465.8
Discount rate used in current estimate of value in use	15.00%	15.00%
(Impairment) Reversal of Impairment Loss	$ 437.0	$ 549.7
(Impairment) Reversal of Impairment Loss, Net of Tax	$ 326.0	$ 410.0